Frost Family of Funds

Statement of Certification

Pursuant to Rule 497(j)

Frost Family of Funds (the "Trust") hereby certifies that, to the best of its knowledge, the forms of Prospectus and Statement of Additional Information dated November 28, 2021 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A (File Nos. 333-229001 and 811-23410), which was filed electronically on November 24, 2021 (Accession No. 0001398344-21-022427).

Frost Family of Funds

By:	/s/ Matthew M. Maher
Matthew M. Maher

Title:	Vice President and Secretary

Date:	December 3, 2021